Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary		Average Summary	Average	Value of Initial Fixed
	Compensation	Compensation	Compensation Table	Compensation	$100 Investment Based On:			Pre Provision
	Table Total For	Actually Paid to	Total for Non-PEO	Actually Paid to	Total Shareholder	Peer Group Total	Net Income	Net Revenue
Year	PEO ($)	PEO ($)	NEOs ($)	Non-PEO NEOs ($)	Return ($)	Shareholder Return ($)	(in millions)	(PPNR) ROAA
	(1)	(1)	(2)	(2)		(3)
2022	2,207,257	2,323,003	797,723	827,847	126.86	112.59	38.5	2.55
2021	2,373,879	2,733,535	613,293	772,845	120.00	112.83	36.1	2.50
2020	1,460,367	980,793	463,866	350,912	79.35	80.77	23.6	2.18

1)	The Company’s Principal Executive Officer “PEO” is James A. Hughes.
2)	The Company’s current Non-PEO NEOs consist of George Boyan, Janice Bolomey, John J. Kauchak and Vincent Geraci. Prior periods include Laureen Cook who resigned as Senior Vice President and Chief Accounting Officer on April 8, 2022, Anthony Cossetti who resigned as Executive Vice President and Chief Financial Officer on September 25, 2020, and Alan Bedner who resigned as Executive Vice President and Chief Financial Officer on January 24, 2020.
3)	For the years in which public shareholder return data was available, the Company’s peer group total shareholder consists of data compiled on the following banks: American Bank, BCB Community Bank, Blue Foundry Bank, ConnectOne Bank, Embassy Bank for the Lehigh Valley, ESSA Bank & Trust, First Bank, First Commerce Bank, Kearny Bank, Lakeland Bank, Magyar Bank, Parke Bank, Peapack-Gladstone Bank, Provident Bank, QNB Bank, The Bank of Princeton, and Univest Bank and Trust Co.

Below is a summary of the adjustments used to determine compensation “actually paid” for the Company’s PEO and Non-PEO NEOs:

	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" Column	$(1,378,660)	(923,512)	(274,380)
Deduction for Amounts Reported under "Option Awards" Column	—	(416,967)	(220,812)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-End	1,339,170	1,385,248	321,840
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—
Increase (decrease) for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	98,841	795,659	(486,498)
Increase (decrease) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	138,592	293,855	(513,913)
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	38,300	23,135	16,468

Company Selected Measure Name	Pre Provision Net Revenue (PPNR) ROAA
Named Executive Officers, Footnote [Text Block]
1)	The Company’s Principal Executive Officer “PEO” is James A. Hughes.
2)	The Company’s current Non-PEO NEOs consist of George Boyan, Janice Bolomey, John J. Kauchak and Vincent Geraci. Prior periods include Laureen Cook who resigned as Senior Vice President and Chief Accounting Officer on April 8, 2022, Anthony Cossetti who resigned as Executive Vice President and Chief Financial Officer on September 25, 2020, and Alan Bedner who resigned as Executive Vice President and Chief Financial Officer on January 24, 2020.

Peer Group Issuers, Footnote [Text Block]
3)	For the years in which public shareholder return data was available, the Company’s peer group total shareholder consists of data compiled on the following banks: American Bank, BCB Community Bank, Blue Foundry Bank, ConnectOne Bank, Embassy Bank for the Lehigh Valley, ESSA Bank & Trust, First Bank, First Commerce Bank, Kearny Bank, Lakeland Bank, Magyar Bank, Parke Bank, Peapack-Gladstone Bank, Provident Bank, QNB Bank, The Bank of Princeton, and Univest Bank and Trust Co.

PEO Total Compensation Amount	$ 2,207,257	$ 2,373,879	$ 1,460,367
PEO Actually Paid Compensation Amount	$ 2,323,003	2,733,535	980,793
Adjustment To PEO Compensation, Footnote [Text Block]

Below is a summary of the adjustments used to determine compensation “actually paid” for the Company’s PEO and Non-PEO NEOs:

	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" Column	$(1,378,660)	(923,512)	(274,380)
Deduction for Amounts Reported under "Option Awards" Column	—	(416,967)	(220,812)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-End	1,339,170	1,385,248	321,840
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—
Increase (decrease) for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	98,841	795,659	(486,498)
Increase (decrease) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	138,592	293,855	(513,913)
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	38,300	23,135	16,468

Non-PEO NEO Average Total Compensation Amount	$ 797,723	613,293	463,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 827,847	772,845	350,912
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Below is a summary of the adjustments used to determine compensation “actually paid” for the Company’s PEO and Non-PEO NEOs:

	2022	2021	2020
Deduction for Amounts Reported under the "Stock Awards" Column	$(1,378,660)	(923,512)	(274,380)
Deduction for Amounts Reported under "Option Awards" Column	—	(416,967)	(220,812)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-End	1,339,170	1,385,248	321,840
Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—
Increase (decrease) for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End	98,841	795,659	(486,498)
Increase (decrease) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	138,592	293,855	(513,913)
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited during year	—	—	—
Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	38,300	23,135	16,468

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following table set forth below describes the relationship between the change in NEO Summary Compensation to NEO “Actual” Compensation Paid vs. the change in Company’s Performance Measures year over year:

	Fiscal Year Ending
	12/31/2020	12/31/2021	12/31/2022
PEO "Actual" Compensation Paid	-32.84%	15.15%	5.24%
Non-PEO NEO "Actual" Compensation Paid	-24.35%	26.02%	3.78%
Net Income	-0.42%	52.97%	6.65%
(PPNR) ROAA	3.40%	15.02%	1.86%
(PPNR) ROAE	5.32%	11.94%	-2.52%

Total Shareholder Return Vs Peer Group [Text Block]

The following table set forth below describes the relationship between Total Shareholder Return vs. the Company’s Peer Group:

	Fiscal Year Ending
	12/31/2019	12/31/2020	12/31/2021	12/31/2022
Unity Bancorp, Inc.	100.00	80.77	120.00	126.86
Peer Group	100.00	80.77	112.83	112.59

Tabular List [Table Text Block]

The Company looks at the following financial measures in linking compensation to performance. These measures are used in determining executive bonus compensation and best reflect the Company’s core/income performance.

Financial Measure	Description
Pre-Provision Net Revenue (PPNR) ROAA	Pre-provision Net Revenue("PPNR") is a Non-GAAP measure and is defined as the Bank's income before provision for income taxes, less provision for loan losses divided by average total assets
Pre-Provision Net Revenue (PPNR) ROAE	Pre-provision Net Revenue("PPNR") ROAE is a Non-GAAP measure and is defined as the Bank's income before provision for income taxes, less provision for loan losses divided by average total equity

Total Shareholder Return Amount	$ 126.86	120.00	79.35
Peer Group Total Shareholder Return Amount	112.59	112.83	80.77
Net Income (Loss)	$ 38,500,000	$ 36,100,000	$ 23,600,000
Company Selected Measure Amount	2.55	2.50	2.18
PEO Name	James A. Hughes.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Provision Net Revenue (PPNR) ROAA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]

The following table set forth below describes the relationship between the change in NEO Summary Compensation to NEO “Actual” Compensation Paid vs. the change in Company’s Performance Measures year over year:

	Fiscal Year Ending
	12/31/2020	12/31/2021	12/31/2022
PEO "Actual" Compensation Paid	-32.84%	15.15%	5.24%
Non-PEO NEO "Actual" Compensation Paid	-24.35%	26.02%	3.78%
Net Income	-0.42%	52.97%	6.65%
(PPNR) ROAA	3.40%	15.02%	1.86%
(PPNR) ROAE	5.32%	11.94%	-2.52%

Measure Name	Pre-Provision Net Revenue (PPNR) ROAE
Deduction for Amounts Reported under the "Stock Awards" Column
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,378,660)	$ (923,512)	$ (274,380)
Deduction for Amounts Reported under "Option Awards" Column
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(416,967)	(220,812)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,339,170	1,385,248	321,840
Increase (decrease) for Change in Fair Value from Prior-Year End to Current Year-End of Awards Granted Prior to year that were Outstanding and Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,841	795,659	(486,498)
Increase (decrease) for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	138,592	293,855	(513,913)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 38,300	$ 23,135	$ 16,468